ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

at December 31 (millions of Canadian dollars)	2013	2012
Trade payables	866	923
Fair value of derivative contracts (Note 23)	357	283
Dividends payable	328	316
Deferred Income Tax Liabilities (Note 16)	26	—
Regulatory Liabilities (Note 9)	7	100
Liabilities related to assets held for sale (Note 6)	5	—
Other	552	718
	2,141	2,340